Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Debt Instrument [Line Items]
Capital Lease Obligations	$ 23,199	$ 23,232
Total debt	1,428,185	1,336,316
Less: current maturities	(59,026)	(784)
Long-term debt, net of current maturities	1,369,159	1,335,532
Senior Secured Term Loans
Debt Instrument [Line Items]
Long Term Debt	828,839	863,084
2019 Senior Notes
Debt Instrument [Line Items]
Long Term Debt	450,000	450,000
2018 Senior Notes
Debt Instrument [Line Items]
Long Term Debt	$ 126,147